Shareholder Report	12 Months Ended	60 Months Ended
	Sep. 30, 2025 USD ($) holding	Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000211567 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom 100 Emerging Markets ETF
Class Name	Freedom 100 Emerging Markets ETF
Trading Symbol	FRDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Freedom 100 Emerging Markets ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://freedometfs.com/frdm/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://freedometfs.com/frdm/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, stocks in the freest emerging market (EM) countries outperformed the Solactive GBS Emerging Markets Large & Mid Cap Index. Relative overweights to countries such as South Korea, Chile, and Poland — due to their higher freedom levels — contributed positively to performance, as did an underweight to India. Despite no weighting in Chinese securities, the fund outperformed benchmarks heavily weighted in Chinese securities during a year of China outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Five Year	Since Inception (5/22/2019)
Freedom 100 Emerging Markets ETF - NAV	26.24%	14.73%	11.82%
Freedom 100 Emerging Markets Index	27.10%	15.03%	12.19%
Solactive GBS Emerging Markets Large & Mid Cap Index	16.95%	7.33%	7.67%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://freedometfs.com/frdm/ for more recent performance information.

Performance Inception Date		May 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,441,330,902	$ 1,441,330,902
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 5,050,594
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

TOP 10 HOLDINGS (as a % of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1%
SK Hynix, Inc.	4.5%
Falabella SA	4.2%
Latam Airlines Group SA	3.6%
Banco de Chile	3.6%
Bank Polska Kasa Opieki SA	3.4%
Hon Hai Precision Industry Co. Ltd.	3.3%
Vale SA	2.4%
MediaTek, Inc.	2.4%

COUNTRY WEIGHTING* (as a % of Net Assets)
Taiwan	20.9%
South Korea	19.6%
Chile	18.9%
Poland	12.3%
Brazil	7.0%
South Africa	6.4%
Malaysia	5.1%
Indonesia	2.8%
Mexico	2.3%
Thailand	1.6%
India	1.5%
Philippines	1.4%
*Excludes cash, cash equivalent investments, and collateral for securities on loan. As a result, the table does not sum to 100%.